UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2010

Check here if Amendment [  ];        Amendment Number: ___
     This Amendment (Check only one.):         [  ] is a restatement.
                                               [  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:         Shapiro Capital Management LLC
Address:      3060 Peachtree Road, NW Suite 1555
              Atlanta GA  30306

Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
NAME:     MICHAEL MCCARTHY
Title:    PRINCIPAL
Phone:    404-842-9600

Signature, Place, and Date of Signing:


Michael McCarthy                                         November 10, 2010
-----------------                                        -----------------
    [Signature]            [City, State]                      [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

         Form 13F File Number              Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE


Report Summary:  Shapiro Capital Management LLC 09/30/2010

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            44


Form 13F Information Table Value Total     $2,298,868,750
List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


    No.      Form 13F File Number                      Name

         _________________________           __________________________
         [Repeat as necessary.]

                                    FORM 13F
PAGE 1 OF 2                                                           30-Sept-10
NAME OF REPORTING MANAGER: SHAPIRO CAPITAL MANAGEMENT COMPANY, INC

           ITEM 1:           ITEM 2:     ITEM 3:         ITEM 4:    ITEM 5:       ITEM 6           ITEM 7           ITEM 8
                                                                                 Investment          Man-
                                                       Fair       Shares of      Discretion  (c)   ager's  Voting Authority (shares)
                             Title of     CUSIP       Market      Principal (a)  (b) Shared Shared   See       (a)       (b)     (c)
Name of Issuer                Class       Number      Value         Amount  Sole As defined Other  Instr V     Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------

Bill Barrett Corporation           Common 06846N104  $  137,847,420  3,829,095  x                           3,301,925       527,170
-------------------------------------------------------------------

Brinker International, Inc.        Common  109641100 $  136,926,542  7,260,156  x                           6,249,856     1,010,300
-------------------------------------------------------------------

Constellation Brands Inc. - A Cl A Common 21036p108  $  134,554,828  7,606,265  x                           6,558,890     1,047,375
-------------------------------------------------------------------

Tidewater Inc.                     Common  886423102 $  129,865,429  2,898,135  x                           2,498,795       399,340
-------------------------------------------------------------------

Nalco Holding Co                   Common 62985Q101  $  125,575,926  4,981,195  x                           4,278,612       702,583
-------------------------------------------------------------------

Hanesbrands, Inc.                  Common  410345102 $  122,607,380  4,741,198  x                           4,084,248       656,950
-------------------------------------------------------------------

PetSmart Inc.                      Common  716768106 $  116,123,735  3,317,821  x                           2,844,699       473,122
-------------------------------------------------------------------

Zebra Technologies Cp Class A Cl A Common  989207105 $  115,276,812  3,426,778  x                           2,927,890       498,888
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Live Nation Entertainment,
  Inc.                             Common  538034109 $  108,821,561 11,014,328  x                           9,433,479     1,580,849
-------------------------------------------------------------------

NV Energy, Inc.                    Common 67073Y106  $  108,805,103  8,274,152  x                           6,984,652     1,289,500
-------------------------------------------------------------------

US Cellular Corp                   Common  911684108 $  101,429,541  2,206,429  x                           1,864,899       341,530
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Checkpoint Systems Inc             Common  162825103 $   95,423,999  4,689,140  x                           3,883,879       805,261
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International Flavors &
  Fragrances                       Common  459506101 $   93,558,690  1,928,250  x                           1,660,100       268,150
-------------------------------------------------------------------

Cabot Microelectronics Com         Common 12709p103  $   87,223,150  2,710,477  x                           2,267,897       442,580
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Cooper Companies, Inc.             Common  216648402 $   66,949,162  1,448,489  x                           1,201,546       246,943
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John Bean Technologies Corp.       Common  477839104 $   59,087,066  3,667,726  x                           2,989,794       677,932
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KAR Auction Services               Common 48238T109  $   54,535,968  4,324,819  x                           3,424,819       900,000
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Accuray Inc.                       Common  004397105 $   54,304,027  8,730,551  x                           7,387,110     1,343,441
-------------------------------------------------------------------

General Electric Com               Common  369604103 $   53,575,059  3,296,927  x                           3,256,377        40,550
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Haynes International Inc.          Common  420877201 $   45,959,329  1,316,132  x                           1,062,768       253,364
-------------------------------------------------------------------

Western Union Co                   Common  959802109 $   45,467,720  2,573,159  x                           2,557,159        16,000
-------------------------------------------------------------------

Molson Coors Brewing Co Cl B  Cl B Common 60871R209  $   43,124,515    913,268  x                             902,468        10,800
-------------------------------------------------------------------

Tyco Electronics LTD               Common h8912p106  $   42,181,583  1,443,586  x                           1,425,586        18,000
-------------------------------------------------------------------

Tyco International Ltd             Common h89128104  $   39,031,171  1,062,651  x                           1,050,651        12,000
-------------------------------------------------------------------

OGE Energy Corp                    Common  670837103 $   28,170,747    706,565  x                             597,965       108,600
-------------------------------------------------------------------

Baxter International               Common  071813109 $   25,581,577    536,189  x                             524,789        11,400
-------------------------------------------------------------------

Time Warner Inc. New               Common  887317303 $   23,716,353    773,780  x                             761,775        12,005
-------------------------------------------------------------------

BJ's Wholesale Club, Inc           Common 05548j106  $   23,389,193    563,595  x                             475,145        88,450
-------------------------------------------------------------------

CoreLogic Inc.                     Common 21871d103  $   21,811,744  1,138,400  x                             935,800       202,600
-------------------------------------------------------------------

PharMerica Corporation             Common 71714f104  $   17,710,876  1,858,434  x                           1,426,356       432,078
-------------------------------------------------------------------

Cal Dive International Inc.        Common 12802t101  $   17,667,668  3,229,921  x                           2,620,472       609,449
-------------------------------------------------------------------

Ishares Russell 2000                  ETF  464287655 $    8,518,500    126,200  x                             125,100         1,100
-------------------------------------------------------------------

Ishares Trust Russell 2000
  Value Index Fun                     ETF  464287630 $    6,323,600    102,010  x                              23,710        78,300
-------------------------------------------------------------------

Spdr Trust Series 1                   ETF 78462F103  $    3,870,377     33,912  x                              33,912             0
-------------------------------------------------------------------

Post Properties 7.625%          Preferred  737464305 $      612,500     24,500  x                              19,000         5,500
-------------------------------------------------------------------

Nextera Energy Inc. Corp Unit   Preferred 65339F309  $      605,340     11,400  x                               8,700         2,700
-------------------------------------------------------------------

Cincinnati Bell 6.75%
  Series B                      Preferred  171871403 $      507,000     13,000  x                              10,500         2,500
-------------------------------------------------------------------

iShares iBoxx $ High Yield
  Corporate Bd                     ETF  464288513    $      452,935      5,050  x                               4,650           400
-------------------------------------------------------------------

Citigroup Inc.                     Common  172967101 $      414,069    105,900  x                             105,900             0
-------------------------------------------------------------------

E I Dupont                         Common  263534109 $      308,023      6,903  x                               6,903             0
-------------------------------------------------------------------

Time Warner Cable-A           Cl A Common 88732J207  $      263,309      4,877  x                               4,877             0
-------------------------------------------------------------------

Bank Of America Corp               Common  060505104 $      262,050     20,000  x                              20,000             0
-------------------------------------------------------------------

Post Properties 8.50%           Preferred  737464206 $      216,000      4,000  x                                   0         4,000
-------------------------------------------------------------------

Telephone And Data Systems      Preferred  879433878 $      211,176      8,400  x                                   0         8,400
-------------------------------------------------------------------

Johnson & Johnson                  Common  478160104 $      207,566      3,350  x                               3,300            50
-------------------------------------------------------------------

WELLS FARGO & CO NEW
  DEP SHS SER J                Preferred    949746879 $     204,975      7,500  x                               7,500             0
-------------------------------------------------------------------

             TOTAL                                   $2,298,868,750  106,933,763                             91,814,453  15,130,160
----------------------------------------------------------------------

                                NO. OF SECURITIES
                                            44